Summary of significant accounting policies - Warrant Liabilities (Details)	3 Months Ended
Mar. 31, 2023 $ / shares shares
Summary of significant accounting policies
Number of shares per warrant	1
Exercise price | $ / shares	$ 11.50
Term for which shares or warrants not transferable, assignable or salable	30 days
Common stock warrants exercised	0
Public Warrants
Summary of significant accounting policies
Number of outstanding warrants	8,625,000
Private Placement Warrants
Summary of significant accounting policies
Number of outstanding warrants	2,966,664